Bucksport Energy Asset Investment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Jointly Owned Utility Plant Interests [Line Items]
Other receivables	$ 101,014		$ 128,213
Total current assets	322,814		393,122
Current liabilities	(211,376)		(250,271)
Jointly Owned Utility Plant
Jointly Owned Utility Plant Interests [Line Items]
Other receivables	413		802
Other current assets	220	[1]	163	[1]
Total current assets	633		965
Property, plant, and equipment	10,697		10,671
Accumulated depreciation	(3,971)		(3,266)
Net property, plant, and equipment	6,726		7,405
Current liabilities	$ (159)		$ (170)

[1]	Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.